Document and Entity Information	Jun. 30, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001802974
Document Type	8-K
Document Period End Date	Jun. 30, 2025
Entity Registrant Name	MISSION PRODUCE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39561
Entity Tax Identification Number	95-3847744
Entity Address, Address Line One	2710 Camino Del Sol
Entity Address, City or Town	Oxnard
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93030
City Area Code	(805)
Local Phone Number	981-3650
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	AVO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false